Income Taxes - Schedule of Current and Deferred Components of the Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Current and Deferred Components of the Income Tax Expense [Line Items]
Current income tax expense	¥ 42,812		¥ 19,267	¥ 8,822
Deferred income tax benefit	13,520		(5,285)	(1,077)
Total	56,332	$ 8,055	13,982	7,745
Total current tax expense	42,812		19,267	8,822
Total deferred tax expense	13,520		(5,285)	(1,077)
Total income tax expense	56,332	$ 8,055	¥ 13,982	¥ 7,745
PRC [Member]
Schedule of Current and Deferred Components of the Income Tax Expense [Line Items]
Current income tax expense	41,833
Deferred income tax benefit	3,130
Total	44,963
Total current tax expense	41,833
Total deferred tax expense	3,130
Total income tax expense	44,963
Hong Kong [Member]
Schedule of Current and Deferred Components of the Income Tax Expense [Line Items]
Current income tax expense	979
Deferred income tax benefit	10,390
Total	11,369
Total current tax expense	979
Total deferred tax expense	10,390
Total income tax expense	¥ 11,369